Loss Per Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share	LOSS PER SHARE
Basic loss per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Net loss attributable to Golar LNG Limited stockholders - basic and diluted	(281,683)	(236,724)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2020
Weighted average number of common shares outstanding	95,630	100,802

Loss per share are as follows:

	Nine months ended September 30,
	2020	2019
Basic and diluted	$(2.95)	$(2.35)

The effects of stock awards and convertible bonds have been excluded from the calculations of diluted EPS for the nine months ended September 30, 2020, and 2019, because the effects were anti-dilutive.